Offerings - Offering: 1	Jun. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act").